Shareholder Report, Holdings (Details) - C000048969 [Member]	Feb. 28, 2026
Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%
A One [Member]
Holdings [Line Items]
Percent of Total Investments	49.20%
A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	49.60%
Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	47.90%
Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%